Related Party Transactions	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 — Related Party Transactions

License Agreement

On June 28, 2022, in connection with the Contribution Agreement, Eureka, Eureka Cayman and Estrella entered a License Agreement under which Eureka and Eureka Cayman granted to Estrella a license under certain intellectual property controlled by Eureka for exploitation by Estrella in the Licensed Territory, which primarily includes the United States and the rest of the world, excluding China and the Association of Southeast Asian Nations.

Pursuant to the License Agreement, (1) Eureka will be solely responsible for the manufacture and supply of clinical quantities of the licensed products and final filled and finished (including packaged) drug product form of the licensed products (“Drug Product”) for development and commercialization purposes in the field both in the Licensed Territory and elsewhere, and (2) during the term of the License Agreement, Eureka will manufacture and supply, either itself or through an affiliate or a third party contract manufacturer, all of Estrella’s and its related parties’ clinical quantities requirements of Drug Product for Estrella’s and its related parties’ development activities with respect to the licensed products in the field in the Territory conducted in accordance with this agreement. Eureka and Estrella will use good faith efforts to negotiate and enter into a clinical supply agreement on reasonable and customary terms for the supply of Drug Product by Eureka to Estrella at a price equal to the fully burdened cost (the “Clinical Supply Agreement”), and a related quality agreement, which agreements will govern the terms and conditions of the manufacturing and clinical supply of Drug Product to Estrella. Furthermore, Eureka and Estrella’s collaboration will be overseen by a JSC. Eureka and Estrella will initially appoint one representative to the JSC, with each representative having knowledge and expertise in the development and commercialization of products similar to the licensed products and having sufficient seniority within the applicable party to provide meaningful input and make decisions arising within the scope of the JSC’s responsibility.

The License Agreement requires Estrella to make certain payments, including (a) an “upfront” payment of $1.0 million, payable in 12 equal monthly installments, (b) “milestone” payments upon the occurrence of certain events related to development and sales, with potential aggregate multi-million dollar payments upon FDA approval, and (c) royalty payments of a single digit percentage on net sales.

As of December 31, 2024 and June 30, 2024, Estrella had no remaining balance of accounts payable — related party, related to the upfront payment under the License Agreement. As of December 31, 2024, two development milestones related to the IND submission of EB103 to the FDA (“Milestone 1”) and first patient dosed in the first clinical trial of a licensed product (“Milestone 2”) was earned by Eureka under the Agreement. Milestone payment related to Milestone 1 was accrued by Estrella and paid on October 10, 2023. Milestone payment of $50,000 related to Milestone 2 was accrued by Estrella in July 2024, and paid on September 3, 2024.

Services Agreement

On June 28, 2022, Estrella entered a Services Agreement with Eureka. Pursuant to the Services Agreement, Eureka will perform certain services for Estrella related the transfer of certain technology and the provision of certain technical assistance to facilitate Estrella’s exploitation of the intellectual property licensed by Eureka to Estrella under the License Agreement, and Eureka will perform such services for Estrella (the “Services”). Under the Services Agreement, Estrella shall pay Eureka (1) $10.0 million in connection with the Services payable in 12 equal monthly installments with the first payment to be made no later than five days after the Effective date and (2) reimburse Eureka on a monthly basis for reasonable pass-through costs incurred or paid to providers by Eureka in providing the Services. In addition, Estrella will be charged for other services performed by Eureka outside the scope of the Services per the Service Agreement, at a flat rate, by time or materials or as mutually agreed upon the parties in writing.

Eureka’s services commenced on June 28, 2022. As of both December 31, 2024, and June 30, 2024, Estrella had no accounts payable balance — related party related to the Service Agreement with Eureka.

For the six-month transition period ended December 31, 2024 and for the year ended June 30, 2024, Estrella incurred $0 and $54,957 pass-through costs related to clinical trials under this Service Agreement, respectively.

After the closing of the business combination on September 29, 2023, on October 10, 2023 Estrella remitted approximately $9.3 million to Eureka.

Statement of Work

On March 4, 2024, the Company, Estrella and Eureka entered into Statement of Work No. 001 (“SOW”) relating to the clinical trial services to be performed by Eureka in connection with STARLIGHT-1, the Phase I/II clinical trial of Estrella’s product candidate, EB103, a T-cell therapy targeting CD19 using ARTEMIS® T cell technology licensed by Estrella from Eureka. The trial is designed to assess the safety, tolerability, recommended Phase II dose, and preliminary anti-cancer activity of EB103 for the treatment of relapsed or refractory (R/R) B-cell non-Hodgkin lymphoma (NHL) patients.

The SOW is governed by the terms of the Services Agreement, dated June 28, 2022, between Estrella and Eureka (as amended by Amendment No. 1, effective as of October 1, 2022, and Amendment No. 2, effective as of March 1, 2023), and incorporates all the terms of the Services Agreement by reference. Notwithstanding the foregoing, the terms and conditions of the SOW govern in the event of any conflict with the terms and conditions of the Services Agreement.

The scope of work set forth in the SOW includes study start-up, patient dosing and related activities, study close-out, and reporting. Additionally, the SOW sets forth the various services Eureka will provide in connection with the clinical trial, including regulatory document development, site activation, patient enrollment and consent management, data collection, and pharmacovigilance.

Pursuant to the SOW, Estrella agrees to pay Eureka non-refundable net fees in connection with the achievement of certain milestones set forth in the SOW, with total fees of $33.0 million for achievement of all milestones, excluding additional pass-through costs and expenses incurred by Eureka and payable by Estrella as further described below. Such amount assumes 20 patients to be dosed and one clinical site is activated. An additional $500,000 will become payable to Eureka if a second site is activated following mutual agreement of Estrella and Eureka. In addition to the milestone payments, Eureka will invoice Estrella quarterly for additional pass-through costs and expenses incurred in connection with its services under the SOW. Estrella is required to settle invoices within 30 days, with Eureka reserving the right to impose monthly interest charges of 1.5% for undisputed amounts unpaid after 30 days. Estrella will also be responsible for payment of any taxes, fees, duties or charges imposed by any governmental authority in connection with the services provided by Eureka under the SOW, other than any taxes on Eureka’s income.

The first invoice payable to Eureka issuable upon execution of the SOW is for $3.5 million, covering the fees associated with the initiation of the study, the preparation and activation of the first study site, and the First Patient First Visit (FPFV) milestones. Prior to the commencement of the patient dosing phase, a deposit of $1.5 million is required to be delivered to Eureka to ensure the readiness for patient treatment expenses and will be applied against the final invoice, and any unused portion will be returned to Estrella following collection of all outstanding fees and costs payable to Eureka under the SOW. Additional invoices will be issued in connection with the patient dosing milestone, amounting to approximately $1.4 million per patient and a total cost $27.5 million for 20 patients, excluding any pass-through costs and additional expenses. Lastly, a $2.0 million milestone fee will become due in connection with the study close-out phase, estimated to be completed by the end of 2025. Services provided in connection with this milestone include finalizing patient data, trial data cleaning, statistical analysis, and preparing and submitting the final study report.

As of December 31, 2024, the Company has paid $3.5 million to Eureka for covering the fees associated with milestones achieved, and deposited $1.5 million for patient treatment expenses, which will be applied to the final invoice, with any unused portion refunded once all fees are settled.

As of December 31, 2024, two patients have been dosed, and the Company has accrued $2.75 million in accrued liabilities — related party, for the corresponding dosing milestones. A third patient was dosed in January 2025 (see Note 17).

On May 13, 2024, the Company and Eureka entered into Amendment No. 1 to the SOW, effective as of March 4, 2024, to clarify that in the event that Estrella exercises its right to terminate or suspend the engagement with Eureka by providing written notice to Eureka in accordance with the SOW, Estrella will only be obligated to compensate Eureka for (i) services provided by Eureka pursuant to the SOW (“Services”) in connection with milestones that were achieved prior to the date and time of such written notice, (ii) reasonable and documented pass-through costs incurred by Eureka on behalf of Estrella prior to the date and time of such written notice in connection with providing the Services and (iii) amounts payable to third parties pursuant to commitments reasonably entered into by Eureka on behalf of Estrella prior to the date and time of such written notice in connection with providing the Services, provided that Eureka shall make commercially reasonable efforts to cancel or reduce any such amounts.

Consulting Agreement

On November 1, 2024, the Company entered into a consulting agreement (the “Consulting Agreement”) with CoFame Investment Holding LLC (“CoFame”), a related party, as CoFame’s manager, Hong Zhang, is a director of the Company. Pursuant to the Consulting Agreement, CoFame provides advisory and consulting services to the Company regarding activities in Asia, including investor relations and potential business collaborations, as mutually agreed upon from time to time.

As of December 31, 2024, the Company has accrued $36,667 under accrued liabilities — related parties, representing unpaid consulting fees due to CoFame. For the six months ended December 31, 2024, the Company recorded a consulting expense of $91,667 related to CoFame.

Series AA Preferred Stock

On June 28, 2022, Estrella and Eureka entered into the Contribution Agreement pursuant to which Eureka agreed to contribute and assign to Estrella all rights, title and interest in and to the Assets in exchange for 105,000,000 shares of Estrella’s Series AA Preferred Stock (refer to Note 11). As of December 31, 2024 and June 30, 2024, Eureka collectively owned 69.8% and 69.7% of the Company on a fully diluted basis, respectively.

Lease

On July 6, 2022, Estrella entered into an office lease contract with Eureka, to lease a 428 square feet office with a $2,000 payment. Under the original lease contract, the sublease agreement commenced on August 1, 2022 and expired on December 31, 2023. In November 2022, the sublease’s expiration date was amended to July 31, 2023. Therefore, such lease contained a lease term for 12 months and less after amendment. Further, on July 1, 2024, the Company entered into an office sublease agreement with Eureka. Pursuant to the Sublease Agreement, the sublease commenced on July 1, 2024 and expires on December 31, 2024 with $2,000 sublease fee per month.

Estrella elected not to apply the ROU and lease liability recognition requirements to above mentioned short-term lease as the modified lease term was less than twelve months. As a result of the lease amendment, Estrella then reduced the corresponding ROU and lease liability to $0 and continued to recognize the lease monthly payments in profit or loss on a straight-line basis over the remaining lease term period.

On October 1, 2023 Estrella entered into an office lease contract with Eureka, to lease 180 square feet of office space with $2,000 monthly lease payments for nine months without any renewal option.

For the six-month transition period ended December 31, 2024 and for the year ended June 30, 2024, the Company incurred $12,000 and $20,000 rent expense from Eureka. Refer to Note 15.

As of December 31, 2024 and June 30, 2024, the outstanding balance of lease payments of $4,000 was recorded as accounts payable — related party and accrued liability — related party on the Company’s consolidated balance sheets, respectively.

Note 5 — Related Party Transactions

License Agreement

On June 28, 2022, in connection with the Contribution Agreement, Eureka, Eureka Cayman and Estrella entered a License Agreement under which Eureka and Eureka Cayman granted to Estrella a license under certain intellectual property controlled by Eureka for exploitation by Estrella in the Licensed Territory, which primarily includes the United States and the rest of the world, excluding China and the Association of Southeast Asian Nations.

Pursuant to the License Agreement, (1) Eureka will be solely responsible for the manufacture and supply of clinical quantities of the licensed products and final filled and finished (including packaged) drug product form of the licensed products (“Drug Product”) for development and commercialization purposes in the field both in the Licensed Territory and elsewhere, and (2) during the term of the License Agreement, Eureka will manufacture and supply, either itself or through an affiliate or a third party contract manufacturer, all of Estrella’s and its related parties’ clinical quantities requirements of Drug Product for Estrella’s and its related parties’ development activities with respect to the licensed products in the field in the Territory conducted in accordance with this agreement. Eureka and Estrella will use good faith efforts to negotiate and enter into a clinical supply agreement on reasonable and customary terms for the supply of Drug Product by Eureka to Estrella at a price equal to the fully burdened cost (the “Clinical Supply Agreement”), and a related quality agreement, which agreements will govern the terms and conditions of the manufacturing and clinical supply of Drug Product to Estrella. Furthermore, Eureka and Estrella’s collaboration will be overseen by a JSC. Eureka and Estrella will initially appoint one representative to the JSC, with each representative having knowledge and expertise in the development and commercialization of products similar to the licensed products and having sufficient seniority within the applicable party to provide meaningful input and make decisions arising within the scope of the JSC’s responsibility.

The License Agreement requires Estrella to make certain payments, including (a) an “upfront” payment of $1.0 million, payable in 12 equal monthly installments, (b) “milestone” payments upon the occurrence of certain events related to development and sales, with potential aggregate multi-million dollar payments upon FDA approval, and (c) royalty payments of a single digit percentage on net sales.

As of September 30, 2025 and December 31, 2024, Estrella had no remaining balance of accounts payable — related party, related to the upfront payment under the License Agreement. As of September 30, 2025, two development milestones related to the IND submission of EB103 to the FDA (“Milestone 1”) and first patient dosed in the first clinical trial of a licensed product (“Milestone 2”) was earned by Eureka under the Agreement. Milestone payment related to Milestone 1 was paid on October 10, 2023. Milestone payment of $50,000 related to Milestone 2 was paid on September 3, 2024.

Services Agreement

On June 28, 2022, Estrella entered a Services Agreement with Eureka. Pursuant to the Services Agreement, Eureka will perform certain services for Estrella related the transfer of certain technology and the provision of certain technical assistance to facilitate Estrella’s exploitation of the intellectual property licensed by Eureka to Estrella under the License Agreement, and Eureka will perform such services for Estrella (the “Services”). Under the Services Agreement, Estrella shall pay Eureka (1) $10.0 million in connection with the Services payable in 12 equal monthly installments with the first payment to be made no later than five days after the Effective date and (2) reimburse Eureka on a monthly basis for reasonable pass-through costs incurred or paid to providers by Eureka in providing the Services. In addition, Estrella will be charged for other services performed by Eureka outside the scope of the Services per the Service Agreement, at a flat rate, by time or materials or as mutually agreed upon the parties in writing.

Eureka’s services commenced on June 28, 2022. As of both September 30, 2025 and December 31, 2024, Estrella had no accounts payable balance — related party related to the Service Agreement with Eureka.

For the three and nine months ended September 30, 2025 and 2024, Estrella did not incur any pass-through costs related to clinical trials under this Service Agreement.

After the closing of the business combination on September 29, 2023, on October 10, 2023 Estrella remitted approximately $9.3 million to Eureka.

Statement of Work

On March 4, 2024, the Company, Estrella and Eureka entered into Statement of Work No. 001 (“SOW”) relating to the clinical trial services to be performed by Eureka in connection with STARLIGHT-1, the Phase I/II clinical trial of Estrella’s product candidate, EB103, a T-cell therapy targeting CD19 using ARTEMIS® T cell technology licensed by Estrella from Eureka. The trial is designed to assess the safety, tolerability, recommended Phase II dose, and preliminary anti-cancer activity of EB103 for the treatment of relapsed or refractory (R/R) B-cell non-Hodgkin lymphoma (NHL) patients.

The SOW is governed by the terms of the Services Agreement, dated June 28, 2022, between Estrella and Eureka (as amended by Amendment No. 1, effective as of October 1, 2022, and Amendment No. 2, effective as of March 1, 2023), and incorporates all the terms of the Services Agreement by reference. Notwithstanding the foregoing, the terms and conditions of the SOW govern in the event of any conflict with the terms and conditions of the Services Agreement.

The scope of work set forth in the SOW includes study start-up, patient dosings and related activities, study close-out, and reporting. Additionally, the SOW sets forth the various services Eureka will provide in connection with the clinical trial, including regulatory document development, site activation, patient enrollment and consent management, data collection, and pharmacovigilance.

Pursuant to the SOW, Estrella agrees to pay Eureka non-refundable net fees in connection with the achievement of certain milestones set forth in the SOW, with total fees of $33.0 million for achievement of all milestones, excluding additional pass-through costs and expenses incurred by Eureka and payable by Estrella as further described below. Such amount assumes 20 patients to be dosed and one clinical site is activated. An additional $500,000 will become payable to Eureka if a second site is activated following mutual agreement of Estrella and Eureka. In addition to the milestone payments, Eureka will invoice Estrella quarterly for additional pass-through costs and expenses incurred in connection with its services under the SOW. Estrella is required to settle invoices within 30 days, with Eureka reserving the right to impose monthly interest charges of 1.5% for undisputed amounts unpaid after 30 days. Estrella will also be responsible for payment of any taxes, fees, duties or charges imposed by any governmental authority in connection with the services provided by Eureka under the SOW, other than any taxes on Eureka’s income.

The first invoice payable to Eureka issuable upon execution of the SOW is for $3.5 million, covering the fees associated with the initiation of the study, the preparation and activation of the first study site, and the First Patient First Visit (FPFV) milestones. Prior to the commencement of the patient dosing phase, a deposit of $1.5 million is required to be delivered to Eureka to ensure the readiness for patient treatment expenses and will be applied against the final invoice, and any unused portion will be returned to Estrella following collection of all outstanding fees and costs payable to Eureka under the SOW.

Additional invoices will be issued in connection with the patient dosing milestone, amounting to approximately $1.4 million per patient and a total cost of $27.5 million for 20 patients, excluding any pass-through costs and additional expenses. Lastly, a $2.0 million milestone fee will become due in connection with the study close-out phase, estimated to be completed by December 2026. Services provided in connection with this milestone include finalizing patient data, trial data cleaning, statistical analysis, and preparing and submitting the final study report.

As of September 30, 2025, the Company has paid $3.5 million to Eureka for covering the fees associated with milestones achieved, and deposited $1.5 million for patient treatment expenses, which will be applied to the final invoice, with any unused portion refunded once all fees are settled.

As of September 30, 2025 and December 31, 2024, nine and two patients had been dosed, respectively. The second clinical trial site was activated as of September 30, 2025. The Company accrued approximately $12.9 million and $2.8 million in accrued liabilities — related party for those periods, which included amounts related to dosing milestone payments and second site activation costs.

On May 13, 2024, the Company and Eureka entered into Amendment No. 1 to the SOW, effective as of March 4, 2024, to clarify that in the event that Estrella exercises its right to terminate or suspend the engagement with Eureka by providing written notice to Eureka in accordance with the SOW, Estrella will only be obligated to compensate Eureka for (i) services provided by Eureka pursuant to the SOW (“Services”) in connection with milestones that were achieved prior to the date and time of such written notice, (ii) reasonable and documented pass-through costs incurred by Eureka on behalf of Estrella prior to the date and time of such written notice in connection with providing the Services and (iii) amounts payable to third parties pursuant to commitments reasonably entered into by Eureka on behalf of Estrella prior to the date and time of such written notice in connection with providing the Services, provided that Eureka shall make commercially reasonable efforts to cancel or reduce any such amounts.

Consulting Agreement

On November 1, 2024, the Company entered into a consulting agreement (the “Consulting Agreement”) with CoFame Investment Holding LLC (“CoFame”), a related party, as CoFame’s manager, Hong Zhang, is a director of the Company. Pursuant to the Consulting Agreement, CoFame provides advisory and consulting services to the Company regarding activities in Asia, including investor relations and potential business collaborations, as mutually agreed upon from time to time.

As of September 30, 2025, and December 31, 2024, the Company has accrued $18,333 and $36,667 under accrued liabilities — related parties, respectively, representing unpaid consulting fees due to CoFame. For the three months ended September 30, 2025 and 2024, the Company recorded a consulting expense of $54,999 and $0 related to CoFame, respectively. For the nine months ended September 30, 2025 and 2024, the Company recorded a consulting expense of $164,996 and $0 related to CoFame, respectively.

Series AA Preferred Stock

On June 28, 2022, Estrella and Eureka entered into the Contribution Agreement pursuant to which Eureka agreed to contribute and assign to Estrella all rights, title and interest in and to the Assets in exchange for 105,000,000 shares of Estrella’s Series AA Preferred Stock (refer to Note 6). As of September 30, 2025 and December 31, 2024, Eureka collectively owned 66.9% and 69.8% of the Company on a fully diluted basis, respectively.

Lease

On October 1, 2023, Estrella entered into an office sublease agreement with Eureka, to lease 180 square feet of office space with $2,000 monthly lease payments for nine months until June 30, 2024, without any renewal option.

On July 1, 2024, the Company entered into a new office sublease agreement with Eureka. Pursuant to the Sublease Agreement, the sublease commenced on July 1, 2024 and expired on December 31, 2024 with $2,000 sublease fee per month.

On January 1, 2025, the Company entered into another sublease agreement with Eureka for the same location. Under the new sublease agreement, the sublease commenced on January 1, 2025, and expired on June 30, 2025, with a monthly sublease fee of $2,000, without any renewal option.

On July 1, 2025, the Company entered into a new office sublease agreement with Eureka. Pursuant to the Sublease Agreement, the sublease commenced on July 1, 2025 and expires on December 31, 2025 with $2,000 sublease fee per month.

Estrella elected not to apply the ROU and lease liability recognition requirements to above mentioned short-term lease as the modified lease term was less than twelve months. As a result of the lease amendment, Estrella then reduced the corresponding ROU and lease liability to $0 and continued to recognize the lease monthly payments in profit or loss on a straight-line basis over the remaining lease term period.

For the three months ended September 30, 2025 and 2024, the Company incurred $6,000 rent expense from Eureka. For the nine months ended September 30, 2025 and 2024, the Company incurred $18,000 rent expense from Eureka. Refer to Note 9.

As of September 30, 2025 and December 31, 2024, the outstanding balance of lease payments of $4,000 was recorded as accounts payable — related party on the Company’s consolidated balance sheets.